Franchise Rights Acquired, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Carrying Amount of Goodwill	For the fiscal year ended December 31, 2022, the change in the carrying amount of goodwill was due to the Republic of Ireland franchisee and Northern Ireland franchisee acquisitions as described in Note 6, the impairments of the Republic of Ireland reporting unit and the Company’s wholly-owned subsidiary Kurbo, Inc. (“Kurbo”) as discussed below and the effect of exchange rate changes as follows:

	North America	International	Total
Balance as of January 2, 2021	$145,071	$10,546	$155,617
Goodwill acquired during the period	2,153	—	2,153
Effect of exchange rate changes	306	(702)	(396)

Balance as of January 1, 2022	$147,530	$9,844	$157,374
Goodwill acquired during the period	—	5,936	5,936
Goodwill impairment	(1,101)	(2,023)	(3,124)
Effect of exchange rate changes	(2,862)	(1,326)	(4,188)

Balance as of December 31, 2022	$143,567	$12,431	$155,998

Schedule of Assumptions Utilized in Annual Impairment Analysis
The following are the more significant assumptions utilized in the Company’s annual impairment analyses for fiscal 2022 and fiscal 2021:

	Fiscal 2022	Fiscal 2021
Debt-Free Cumulative Annual Cash Flow Growth Rate	1.2% to 20.6%	0.2% to 2.6%
Discount Rate	9.6%	8.5%

Schedule of Carrying Values of Finite-lived Intangible Assets
The carrying values of finite-lived intangible assets as of December 31, 2022 and January 1, 2022 were as follows:

	December 31, 2022		January 1, 2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Capitalized software costs	$107,229	$94,375	$115,065	$94,771
Website development costs	133,818	91,482	110,678	78,629
Trademarks	12,162	11,882	12,116	11,677
Other	13,961	6,125	14,021	5,677

Trademarks and other intangible assets	$267,170	$203,864	$251,880	$190,754

Franchise rights acquired	8,164	5,101	7,905	4,766
Total finite-lived intangible assets	$275,334	$208,965	$259,785	$195,520

Schedule of Estimated Amortization Expense of Finite-lived Intangible Assets
Estimated amortization expense of existing finite-lived intangible assets for the next five fiscal years and thereafter was as follows:

Fiscal 2023	$29,816
Fiscal 2024	$19,599
Fiscal 2025	$8,189
Fiscal 2026	$871
Fiscal 2027	$723
Thereafter	$7,171